UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® CALIFORNIA MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 168.3%
Airport Revenue - 9.2%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/38	$750,000	$794,730
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	190,000	208,555
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	500,000	572,820
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/43	500,000	518,835
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/30	285,000	300,592
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	150,000	157,046
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	440,000	463,914

		$3,016,492
General Obligations - General Purpose - 10.4%
State of California, AMBAC, 6%, 2/01/17	$1,000,000	$1,156,870
State of California, 5%, 11/01/21	515,000	618,886
State of California, 5.25%, 4/01/35	455,000	497,174
State of California, 5.5%, 3/01/40	630,000	695,753
State of California, 5.25%, 11/01/40	415,000	456,475

		$3,425,158
General Obligations - Schools - 26.8%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/28	$500,000	$547,375
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/33	500,000	530,595
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	955,000	230,871
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/16 (c)	60,000	66,098
El Camino, CA, Community College District (Election of 2002), “C”, 4%, 8/01/37	550,000	533,693
Huntington Beach, CA, Union High School District (Orange County), 5%, 8/01/21	235,000	284,378
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	515,000	225,240
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/34	355,000	380,106
Napa Valley, CA, Unified School District, 5%, 8/01/20	225,000	265,835
Peralta, CA, Community College District, AGM, 5%, 8/01/16	500,000	554,750
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/34	500,000	539,635
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/29	1,000,000	1,232,790
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/33	125,000	139,398
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 8/01/18	400,000	368,832
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/43	765,000	147,370
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/25	500,000	537,735
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/34	500,000	533,340
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/21	450,000	483,449
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/23	500,000	609,610
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/21	500,000	585,540

		$8,796,640
Healthcare Revenue - Hospitals - 24.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/39	$505,000	$571,246
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/26	110,000	121,947
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 11/15/34	250,000	252,978
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/33	295,000	311,181
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/32	525,000	555,881
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/40	255,000	262,864
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	500,000	570,755
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27	250,000	256,000
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/37	500,000	509,470
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,000,000	1,051,570
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	500,000	559,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 7/01/35	$535,000	$537,750
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/42	455,000	470,552
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	260,000	276,780
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	610,000	647,051
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	450,000	465,728
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	400,000	406,660
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	250,000	276,790

		$8,105,018
Healthcare Revenue - Long Term Care - 2.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$150,000	$159,945
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	230,000	218,590
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	315,000	309,465

		$688,000
Miscellaneous Revenue - Other - 3.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/15 (c)	$385,000	$421,044
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/37	400,000	419,108
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	160,000	165,813

		$1,005,965
Port Revenue - 6.6%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$305,000	$338,788
Long Beach, CA, Harbor Rev., “A”, FGIC, 6%, 5/15/17	675,000	784,775
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	1,000,000	1,041,380

		$2,164,943
Sales & Excise Tax Revenue - 1.8%
California Economic Recovery, “A”, 5%, 7/01/20	$250,000	$298,123
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/20	250,000	302,418

		$600,541
Single Family Housing Revenue - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 12/01/29	$5,000	$5,052

Single Family Housing - Other - 1.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 12/01/28	$385,000	$392,846

Single Family Housing - State - 3.4%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$305,000	$301,633
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/23	190,000	194,038
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	555,000	558,263
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	80,000	80,330

		$1,134,264
State & Agency - Other - 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/27	$500,000	$490,670

State & Local Agencies - 18.2%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	$380,000	$421,777
Compton, CA, Public Finance Authority, AMBAC, 5%, 9/01/32	500,000	357,145
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 6/01/35	255,000	256,563
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 6/01/38	1,000,000	1,005,410
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/38	1,000,000	1,000,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/18	$2,020,000	$1,729,908
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/23	1,220,000	773,785
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/30	390,000	430,720

		$5,975,348
Tax Assessment - 12.5%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/29	$1,000,000	$1,010,650
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/19	500,000	518,875
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 9/02/22	115,000	121,882
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	60,000	67,453
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	160,000	166,798
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	500,000	514,545
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 8/01/32	500,000	503,315
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	250,000	253,228
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/33	130,000	130,881
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, NATL, 4.25%, 8/01/30	900,000	812,826

		$4,100,453
Tobacco - 4.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/47	$1,000,000	$746,080
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	715,000	582,353

		$1,328,433
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$320,000	$332,278

Transportation - Special Tax - 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/16 (c)	$450,000	$504,666
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/37	335,000	355,127

		$859,793
Universities - Colleges - 7.4%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	$120,000	$122,452
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	285,000	336,873
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	375,000	458,588
California State University Rev., “A”, 5%, 11/01/24	370,000	428,212
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	230,000	216,927
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 10/01/30	500,000	478,090
University of California Regents Medical Center Pooled Rev. “J”, 5%, 5/15/19	325,000	384,309

		$2,425,451
Universities - Secondary Schools - 1.4%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 7/01/32	$150,000	$151,571
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	315,000	317,800

		$469,371
Utilities - Cogeneration - 1.4%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$505,000	$478,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 10.1%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/19	$805,000	$964,607
California Department of Water Resources, Power Supply Rev., “N”, 5%, 5/01/20	205,000	247,169
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/24	390,000	423,084
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/19	750,000	871,568
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	370,000	420,623
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	370,000	383,838

		$3,310,889
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$245,000	$307,326
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	585,000	607,318

		$914,644
Water & Sewer Utility Revenue - 16.1%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/34	$500,000	$501,095
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28	500,000	560,440
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	500,000	602,530
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/38	1,000,000	1,051,010
Escondido CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/41	460,000	478,106
Los Angeles, CA, Department of Water & Power Waterworks Rev., “C”, NATL, 5%, 7/01/14 (c)	500,000	507,855
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 1/01/40	440,000	477,800
Norco, CA, Financing Authority Enterprise Rev., AGM, 5.625%, 10/01/39	215,000	223,149
Ontario, CA, Public Financing Authority Water Rev., 4%, 7/01/18	250,000	281,308
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/36	600,000	614,082

		$5,297,375
Total Municipal Bonds		$55,318,475

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	1,446,981	$1,446,981
Total Investments		$56,765,456

Other Assets, Less Liabilities - 1.6%		525,485

VMTPS, at liquidation value (issued by the fund) - (74.3)%		(24,425,000)
Net assets applicable to common shares - 100.0%		$32,865,941

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/14

Futures Contracts at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,490,625	June - 2014	$(2,598)
U.S. Treasury Bond 30 yr (Short)	USD	4	532,250	June - 2014	(2,921)

					$(5,519)

At February 28, 2014, the fund had cash collateral of $39,500 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,318,475	$—	$55,318,475
Mutual Funds	1,446,981	—	—	1,446,981
Total Investments	$1,446,981	$55,318,475	$—	$56,765,456

Other Financial Instruments
Futures Contracts	$(5,519)	$—	$—	$(5,519)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,667,530
Gross unrealized appreciation	2,875,894
Gross unrealized depreciation	(777,968)
Net unrealized appreciation (depreciation)	$2,097,926

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	384,294	1,853,245	(790,558)	1,446,981

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$186	$1,446,981

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.